As filed with the Securities and Exchange Commission on August 1, 2012
Securities Act File No. 33-57724
Investment Company Act File No. 811-7458

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No. __	__

Post-Effective Amendment No. 34	X

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 37	X

Tweedy, Browne Fund Inc.
(Exact name of Registrant as Specified in Charter)

350 Park Avenue, 9th Floor, New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 916-0600

Name and Address of Agent for Service: M. Gervase Rosenberger Tweedy, Browne Company LLC 350 Park Avenue, 9th Floor New York, NY 10022	Copies to: Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square, 30th Floor New York, NY 10036

It is proposed that this filing will become effective:

x	immediately upon filing pursuant to paragraph (b), or
on ----------- pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1), or
on __________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on __________ pursuant to paragraph (a)(2) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment to the Registration Statement No. 34 under the 1933 Act and No. 37 under the 1940 Act ("Post-Effective Amendment No. 34") has been filed by the Registrant solely for the purpose of removing the XBRL Interactive Data File inadvertently filed as an exhibit to Post-Effective Amendment to the Registration Statement No. 33 under the 1933 Act and No. 36 under the 1940 Act ("Post-Effective Amendment No. 33"). Accordingly, this Post-Effective Amendment No. 34 consists only of a facing page, this Explanatory Note and Part C of the Registration Statement. This Post-Effective Amendment No. 34 does not modify any other part of the Registration Statement. The Prospectus and Statement of Additional Information, each dated July 30, 2012, as included in Post-Effective Amendment No. 33, are incorporated herein by reference. A complete XBRL Interactive Data File will be filed by subsequent Post-Effective Amendment to the Registration Statement in accordance with applicable SEC Rules.

PART C: OTHER INFORMATION

Item 28. Exhibits.

(a) (1)	Articles of Incorporation are incorporated by reference to Exhibit 1 to Pre- Effective Amendment No. 2 to the Registration Statement ("Pre-Effective Amendment No. 2").

(a) (2)	Articles Supplementary are incorporated by reference to Exhibit 1 to Post- Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1").

(a) (3)	Articles of Amendment are incorporated by reference to Exhibit (a)(3) to Post- Effective Amendment No. 21 to the Registration Statement (“Post-Effective Amendment No. 21”).

(a) (4)	Articles Supplementary are incorporated by reference to Exhibit (a)(4) to Post- Effective Amendment No. 24 to the Registration Statement (“Post-Effective Amendment No. 24”).

(a) (5)	Articles Supplementary are incorporated by reference to Exhibit (a)(5) to Post- Effective Amendment No. 28 to the Registration Statement (“Post-Effective Amendment No. 28”).

(b)	Amended and Restated By-Laws are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 25 to the Registration Statement (“Post-Effective Amendment No. 25”).

(c)	Not Applicable.

(d) (1)	Specimen Certificate for the Tweedy, Browne Global Value Fund is incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 2.

(d) (2)	Specimen Certificate for the Tweedy, Browne Value Fund is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28.

(d) (3)	Specimen Certificate for the Tweedy, Browne Worldwide High Dividend Yield Value Fund is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 24.

(d) (4)	Specimen Certificate for the Tweedy, Browne Global Value Fund II - Currency Unhedged is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 28.

(d) (5)	Advisory Agreement between Registrant and Tweedy, Browne Company LLC dated May 29, 1998 relating to the Tweedy, Browne Global Value Fund is incorporated by reference to Exhibit (d) (3) to Post-Effective Amendment No. 12 to the Registration Statement (“Post-Effective Amendment No. 12”).

(d) (6)	Advisory Agreement between Registrant and Tweedy, Browne Company LLC dated May 29, 1998 relating to the Tweedy, Browne American Value Fund is incorporated by reference to Exhibit (d) (4) to Post-Effective Amendment No. 12.

(d) (7)	Advisory Agreement between Registrant and Tweedy, Browne Company LLC dated April 20, 2007 relating to the Tweedy, Browne Worldwide High Dividend Yield Value Fund is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 24.

(d) (8)	Advisory Agreement between Registrant and Tweedy, Browne Company LLC relating to the Tweedy, Browne Global Value Fund II - Currency Unhedged is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 28.

(e) (1)	Amended and Restated Distribution Agreement between Registrant and Tweedy, Browne Company LLC dated December 14, 2011 relating to the Tweedy, Browne Global Value Fund is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 33 (“Post-Effective Amendment No. 33”).

(e) (2)	Amended and Restated Distribution Agreement between Registrant and Tweedy, Browne Company LLC dated December 14, 2011 relating to the Tweedy, Browne Value Fund is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 33.

(e) (3)	Amended and Restated Distribution Agreement between Registrant and Tweedy, Browne Company LLC dated December 14, 2011 relating to the Tweedy, Browne Worldwide High Dividend Yield Value Fund is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 33.

(e) (4)	Amended and Restated Distribution Agreement between Registrant and Tweedy, Browne Company LLC dated December 14, 2011 relating to the Tweedy, Browne Global Value Fund II - Currency Unhedged is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 33.

(f)	Not Applicable.

(g) (1)	Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company relating to the Tweedy, Browne Global Value Fund and the Tweedy, Browne American Value Fund dated June 6, 2001 is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 14 to the Registration Statement (“Post-Effective Amendment No. 14”).

(g) (2)	Amendment to the Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. relating to the Tweedy, Browne Global Value Fund, the Tweedy, Browne American Value Fund and the Tweedy, Browne Worldwide High Dividend Yield Value Fund is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 23 to the Registration Statement (“Post-Effective Amendment No. 23”).

(g) (3)

Amendment to the Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. relating to the Tweedy, Browne Global Value Fund, the Tweedy, Browne Value Fund, the Tweedy, Browne Worldwide High Dividend Yield Value Fund, and the Tweedy, Browne Global Value Fund II - Currency Unhedged is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 28.

(h) (1)

Transfer Agent Agreement between Registrant and First Data Investor Services Group, Inc. dated May 9, 1997, relating to the Tweedy, Browne Global Value Fund and the Tweedy, Browne American Value Fund is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 7 to the Registration Statement (“Post-Effective Amendment No. 7”).

(h) (2)

Amendment Number 1 to the Transfer Agency Agreement for Retail IMPRESSNet Services dated October 5th, 1999 is incorporated by reference to Exhibit (h)(2) to the Post-Effective Amendment No. 18 to the Registration Statement (“Post-Effective Amendment No. 18”).

(h) (3)	Amendment Number 2 to the Transfer Agency and Services Agreement, dated as of March 16, 2000 is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 18.

(h) (4)	Amendment to the Transfer Agency and Services Agreement dated July 1, 2001 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 14.

(h) (5)	Anti-Money Laundering and Privacy Amendment to the Transfer Agency and Services Agreement dated July 24, 2002 is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 14.

(h) (6)

Customer Identification Services Amendment to the Transfer Agency and Services Agreement dated November 6, 2003 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).

(h) (7)

Section 312 Foreign Financial Institution Amendment to Transfer Agency and Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 20 to the Registration Statement.

(h) (8)	Amended and Restated Exhibit 1 to the Transfer Agency and Services Agreement is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 28.

(h) (9)

Form 8300, FinCEN Section 314(a) Information Requests and Suspicious Activity Report Amendment to Transfer Agency and Services Agreement is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 24.

(h) (10)	Amendment to Transfer Agency Agreement Regarding Services Related to Rule 22c-2 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 24.

(h) (11)	Red Flag Services Amendment to the Transfer Agency and Services Agreement dated November 1, 2008 is incorporated by reference to Exhibit (h)(11) to Post- Effective Amendment No. 26 to the Registration Statement (“Post-Effective Amendment No. 26”).

(h) (12)	Amendment to the Transfer Agency and Services Agreement dated December 14, 2011, is incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 33.

(h) (13)	Amended and Restated Administration Agreement between Registrant and The Boston Company Advisors, Inc. relating to the Tweedy, Browne Global Value Fund and the Tweedy, Browne American Value Fund dated December 8, 1993 is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 3 to the Registration Statement (“Post-Effective Amendment No. 3”).

(h) (14)	Amendment No. 1 to the Amended and Restated Administration Agreement between Registrant and First Data Investor Services Group, Inc. relating to the Tweedy, Browne Global Value Fund and the Tweedy, Browne American Value Fund dated February 15, 1997 is incorporated by reference to Exhibit 9(f) to Post- Effective Amendment No. 7.

(h) (15)	Amendment to the Amended and Restated Administration Agreement dated July 1, 2001 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 14.

(h) (16)	Amendment to the Amended and Restated Administration Agreement is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 23.

(h) (17)	Amendment to the Amended and Restated Administration Agreement is incorporated by reference to Exhibit (h)(16) to Post-Effective Amendment No. 28.

(i) (1)	Opinion and Consent of Miles & Stockbridge P.C. is incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 1.

(i) (2)	Opinion and Consent of Miles & Stockbridge P.C. is incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 24.

(i) (3)	Opinion and Consent of Miles & Stockbridge P.C. is incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 28.

(j)	Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 33.

(k)	Not Applicable.

(l) (1)	Purchase Agreement dated June 2, 1993 relating to the initial capital for the Tweedy, Browne Global Value Fund is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 3.

(l) (2)	Purchase Agreement relating to the initial capital for the Tweedy, Browne American Value Fund is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 4 to the Registration Statement.

(l) (3)	Purchase Agreement relating to the initial capital for the Tweedy, Browne Worldwide High Dividend Yield Value Fund is incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 24.

(l) (4)	Purchase Agreement relating to the initial capital for the Tweedy, Browne Global Value Fund II - Currency Unhedged is incorporated by reference to Exhibit (l)(4) to Post-Effective Amendment No. 31.

(m)	None.

(n)	Not Applicable.

(o)	None.

(p)	Code of Ethics is incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 28.

Item 29. Persons Controlled by or Under Common Control with Registrant.

     No person is controlled by the Registrant.

Item 30. Indemnification.

     Under Registrant's Articles of Incorporation and By-Laws, as amended, the Directors and officers of Registrant will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided, however, to any officer or director against any liability to the Registrant or its security holders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Article 2, Section 405.2 of the Maryland General Corporation Law provides that the Articles of Incorporation of a Maryland corporation may limit the extent to which directors or officers may be personally liable to the Corporation or its stockholders for money damages in certain instances. The Registrant's Articles of Incorporation, as amended, provide that, to the fullest extent permitted by Maryland law, as it may be amended or interpreted from time to time, no Director or officer of the Registrant shall be personally liable to the Registrant or its stockholders. The Registrant's Articles of Incorporation, as amended, also provide that no amendment of the Registrant's Articles of Incorporation, as amended, or repeal of any of its provisions shall limit or eliminate any of the benefits provided to Directors and officers in respect of any act or omission that occurred prior to such amendment or repeal.

     The Investment Advisory Agreements and Distribution Agreements contain provisions requiring indemnification of the Registrant's investment advisor and principal underwriter by the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended may be permitted to Directors, officers and controlling persons of the Registrant and the investment adviser and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the Distributor in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser.

     See "Management of the Funds" in the Prospectus regarding the business of Tweedy, Browne Company LLC (the "Investment Adviser"). The Investment Adviser also acts as the adviser for the following investment company: Tweedy, Browne Fund Inc. The address of the Investment Adviser is 350 Park Avenue, 9th Floor, New York, New York 10022. See “Management of the Company and the Funds” in the Statement of Additional Information regarding the business and other connections of each Managing Director of the Investment Adviser.

Item 32. Principal Underwriters.

(a)	Tweedy, Browne Value Funds SICAV, an offshore fund series not offered to U.S. persons.

(b)

Name and Principal Business	Positions and Offices with	Positions and Offices with Fund
Address	Underwriter
William H. Browne	Managing Director	Chairman of the Board, Director
350 Park Avenue		and Vice President
New York, NY 10022
Glenn C. Finn	Chief Operations Officer	N/A
350 Park Avenue
New York, NY 10022
Kenneth E. Leopold	General Counsel and Chief	Assistant Secretary
350 Park Avenue	Compliance Officer
New York, NY 10022
M. Gervase Rosenberger	Executive Vice President	Chief Operating Officer, Vice
350 Park Avenue		President and Secretary
New York, NY 10022
Thomas H. Shrager	Managing Director	President and Director
350 Park Avenue
New York, NY 10022
John D. Spears	Managing Director	Vice President
350 Park Avenue
New York, NY 10022
Robert Q. Wyckoff, Jr.	Managing Director	Treasurer
350 Park Avenue
New York, NY 10022

(c)	Not Applicable.

Item 33. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of the Administrator at One Boston Place, Boston, Massachusetts 02108 or 760 Moore Road, King of Prussia, Pennsylvania 19406 or at the offices of the Adviser at 350 Park Avenue, 9th Floor, New York, New York 10022.

Item 34. Management Services.

     Not Applicable.

Item 35. Undertakings.

     Not Applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 34 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of August, 2012.

TWEEDY, BROWNE FUND INC.

By:	/s/ Thomas H. Shrager
Thomas H. Shrager
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Shrager	President and Director	August 1, 2012
Thomas H. Shrager

/s/ William H. Browne	Chairman of the Board	August 1, 2012
William H. Browne	and Director

/s/ Robert Q. Wyckoff, Jr.	Treasurer	August 1, 2012
Robert Q. Wyckoff, Jr.

/s/ John C. Hover II	Director	August 1, 2012
John C. Hover II

/s/ Bruce A. Beal	Director	August 1, 2012
Bruce A. Beal

/s/ Richard B. Salomon	Director	August 1, 2012
Richard B. Salomon

/s/ Paul F. Balser	Director	August 1, 2012
Paul F. Balser